CONSOLIDATED STATEMENTS OF CASH FLOWS - SUPPLEMENTAL AND NON-CASH FINANCING ACTIVITIES (Parenthetical) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 25, 2021	Dec. 26, 2020
SUPPLEMENTAL INFORMATION:
Interest paid	$ 13,953	$ 14,077	$ 7,204
Income taxes paid	274,616	167,043	77,964
NON-CASH INVESTING ACTIVITIES
Capital expenditures included in accounts payable	3,185	3,256
NON-CASH FINANCING ACTIVITIES:
Common stock issued under deferred compensation plans	$ 9,282	$ 7,487	$ 6,870